Goodwill And Other Acquired Intangible Assets (Schedule Of Carrying Amount Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangibles [Line Items]
Beginning Balance	$ 369,811	$ 234,228
Goodwill acquired during the period	32,420	135,583
Goodwill adjustment to correct an immaterial error	(359)
Ending Balance	$ 401,872	$ 369,811